July 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	ING Series Fund, Inc. (“Registrant”)
File Nos. 33-41694; 811-06352

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A.

Please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

cc:	Philip H. Newman, , Esq.
Goodwin Procter LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com